Note 16 - Earnings Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$ (41,377)	$ 103,858
Dividend to preferred shareholders - net of tax	2,343	2,212
Earnings (loss) available to shareholders	$ (43,720)	$ 101,646
Basic weighted average shares outstanding (in shares)	148,472,715	147,063,935
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)	$ 0.69
DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$ (43,720)	$ 101,646
Adjustment for dilutive impact of convertible debentures		2,366
Adjusted earnings (loss) available to shareholders	$ (43,720)	$ 99,280
Basic weighted average shares outstanding (in shares)	148,472,715	147,063,935
Restricted share and performance bonus grants (in shares)	3,034,501	3,252,330
Deferred share grants (in shares)	115,184	93,593
Convertible debentures (in shares)	44,438,208	38,804,494	[1]
Shares outstanding on a diluted basis (in shares)	196,060,609	189,214,352
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)	$ 0.52

[1]	The assumed conversion into shares results in an anti-dilutive position in the prior year; therefore, this item has not been included in the computation of dilutive earnings per share.